Grant Date Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model (Detail)	0 Months Ended												12 Months Ended
	Oct. 08, 2014 USD ($)	Jan. 13, 2014 USD ($)	Feb. 08, 2013	Feb. 06, 2012 CNY	Feb. 08, 2013 Minimum USD ($)	Feb. 08, 2013 Maximum USD ($)	Oct. 08, 2014 Warrant issued to Employees of the Group	Apr. 01, 2014 Warrant issued to Employees of the Group USD ($)	Jan. 26, 2014 Warrant issued to Employees of the Group USD ($)	Jan. 13, 2014 Warrant issued to Employees of the Group USD ($)	Oct. 08, 2014 Warrant issued to Employees of the Group Minimum USD ($)	Oct. 08, 2014 Warrant issued to Employees of the Group Maximum USD ($)	Dec. 31, 2014 Warrants granted to Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.55%	1.58%		0.75%	0.79%	0.84%		1.38%	1.32%	0.98%			0.61%
Dividend yield				2.00%			0.00%	0.00%	0.00%	0.00%			0.00%
Expected volatility rate	55.73%	49.36%		51.64%	49.43%	50.02%		55.75%	55.00%	55.17%			48.03%
Weighted average expected life	5 years	5 years	5 years	5 years				4 years 5 months 23 days	4 years 3 months 18 days	3 years 3 months 4 days	11 months 5 days	2 years 11 months 5 days	2 years 6 months
Estimated forfeiture rate	0.00%	0.00%	0.00%	0.00%			0.00%	0.00%	0.00%	0.00%			0.00%
Fair value of the Company's ordinary shares	$ 1.45	$ 2.07		3.25	$ 0.24	$ 0.66		$ 1.37	$ 1.37	$ 1.45	$ 1.37	$ 1.45
Risk-free interest rate, minimum											0.07%
Risk-free interest rate, maximum												0.87%
Expected volatility rate, minimum											47.88%
Expected volatility rate, maximum												52.58%